Cash and Cash Equivalents and Bank Overdraft (Tables)	12 Months Ended
Feb. 28, 2023
Cash and Cash Equivalents and Bank Overdraft [Abstract]
Schedule of Cash and Cash Equivalents and Bank Overdraft
	As of February 29/28
Figures in Rand thousands	2024	2023

Cash on hand	1,965	398
Bank balances	457,366	318,630
Short-term deposits	196	646,762
Cash and cash equivalents in the consolidated statement of financial position	459,527	965,790
Bank overdrafts	(23,362)	(40)
Cash and cash equivalents in the consolidated statement of cash flows	436,165	965,750

Current assets	459,527	965,790
Current liabilities	(23,362)	(40)
	436,165	965,750